Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-31236
Entity Registrant Name	TSAKOS ENERGY NAVIGATION LIMITED
Entity Central Index Key	0001166663
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	367 Syngrou Avenue
Entity Address, City or Town	Athens
Entity Address, Country	GR
Entity Address, Postal Zip Code	175 64
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	29,505,603
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1457
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Location	Athens, Greece
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, par value $5.00 per share
Trading Symbol	TNP
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Series D Cumulative Redeemable Perpetual Preferred Shares, par value $1.00 per share
Trading Symbol	TNP.PRD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Shares, par value $1.00 per share
Trading Symbol	TNP.PRE
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Series F Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Shares, par value $1.00 per share
Trading Symbol	TNP.PRF
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	367 Syngrou Avenue
Entity Address, City or Town	Athens
Entity Address, Country	GR
Entity Address, Postal Zip Code	175 64
City Area Code	011
Local Phone Number	30210-9407710
Contact Personnel Name	Paul Durham